Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis ETF Trust
Entity Central Index Key	0001526787
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000246657
Shareholder Report [Line Items]
Fund Name	Natixis Gateway Quality Income ETF
Trading Symbol	GQI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Gateway Quality Income ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 862-4863 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 862-4863
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Gateway Quality Income ETF	$18	0.34%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
AssetsNet	$ 257,517,950
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 157,128
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$257,517,950
  # of Portfolio Holdings (including overnight repurchase agreements)116
  Portfolio Turnover Rate34%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$157,128

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.4%
Health Care Providers & Services	3.0%
Broadline Retail	3.2%
Oil, Gas & Consumable Fuels	3.4%
Financial Services	4.1%
Software	5.9%
Interactive Media & Services	7.9%
Technology Hardware, Storage & Peripherals	8.1%
Equity-Linked Notes	9.9%
Semiconductors & Semiconductor Equipment	18.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.6%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.2%
BNP Paribas Issuance BV (Netherlands)	2.6%
Royal Bank of Canada (Canada)	2.5%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%
GS Finance Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000276101
Shareholder Report [Line Items]
Fund Name	Natixis Loomis Sayles Total Return Bond ETF
Trading Symbol	LSTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Loomis Sayles Total Return Bond ETF for the period of June 23, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 862-4863 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 862-4863
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Loomis Sayles Total Return Bond ETF	$1Footnote Reference1	0.39%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).
Footnote[1]	Costs are for the period of June 23, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.

Expenses Paid, Amount	$ 1 [1]
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Costs are for the period of June 23, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.
AssetsNet	$ 53,890,529
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$53,890,529
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)221
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	37.6%
Finance Companies	3.4%
Cable Satellite	3.8%
Midstream	4.8%
Banking	5.7%
Technology	8.1%
ABS Other	11.3%
Treasuries	25.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	0.3
US Treasury	25.5
Not ratedFootnote Reference^	10.9
CCC	0.7
B	2.3
BB	12.9
BBB	37.1
A	8.0
AA	0.5
AAA	0.9
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.

[1]	Costs are for the period of June 23, 2026 to June 30, 2026. Costs for a full semi-annual period would be higher.